Property and Equipment Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 267,915	$ 247,885
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(199,534)	(167,397)
Property and equipment	68,381	80,488
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	222,309	204,840
3570 Computer and office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,243	21,060
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,736	5,847
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,714	9,370
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,913	6,768
Capital Leases Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,718	8,215
Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 11,347	$ 9,181